111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

February 26, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VI
(Registration Nos. 333-182308 and 811-22717)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VI (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 133 and under the Investment Company Act of 1940, as amended, Amendment No. 135 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to First Trust S-Network Healthcare Technology ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures